Lease agreements - Right-of-use assets - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Presentation of leases for lessee [abstract]
Net book value of right-of-use assets - in the opening balance	€ 7,009	€ 6,700	€ 6,790
Increase (new right-of-use assets)	2,172	1,529	1,014
Impact of changes in the scope of consolidation	34	1	18
Depreciation and amortization	(1,481)	(1,384)	(1,274)
Impairment	(91)	(57)	(33)
Impact of changes in the assessments	74	331	187
Translation adjustment	46	(104)	26
Reclassifications and other items	(62)	(7)	(28)
Net book value of right-of-use assets - in the closing balance	€ 7,702	€ 7,009	€ 6,700